Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details) - Natural Gas - Bcf	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	11,318	7,701	4,782
Extensions and discoveries (in Bcf)	251	545	173
Improved recovery (in Bcf)	192	161	159
Purchases of reserves in place (in Bcf)	228	1,654	2,615
Sales of reserves in place (in Bcf)	0	(1)	(4)
Production (in Bcf)	(693)	(587)	(524)
Economic revisions due to prices (in Bcf)	(575)	708	100
Revisions of prior estimates (in Bcf)	1,526	1,136	399
Proved reserves, net, ending balance	12,246	11,318	7,701
Net proved developed reserves (in Bcf)	4,975	4,492	3,144	2,381
North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	11,285	7,655	4,728
Extensions and discoveries (in Bcf)	251	545	173
Improved recovery (in Bcf)	192	161	159
Purchases of reserves in place (in Bcf)	228	1,654	2,614
Sales of reserves in place (in Bcf)	0	(1)	(4)
Production (in Bcf)	(688)	(581)	(515)
Economic revisions due to prices (in Bcf)	(572)	712	97
Revisions of prior estimates (in Bcf)	1,521	1,139	402
Proved reserves, net, ending balance	12,217	11,285	7,655
Net proved developed reserves (in Bcf)	4,956	4,469	3,116	2,342
North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	8	12	16
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(1)	(1)	(4)
Economic revisions due to prices (in Bcf)	0	0	0
Revisions of prior estimates (in Bcf)	(3)	(3)	0
Proved reserves, net, ending balance	4	8	12
Net proved developed reserves (in Bcf)	1	3	6	11
Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	25	34	38
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(4)	(4)	(5)
Economic revisions due to prices (in Bcf)	(3)	(4)	4
Revisions of prior estimates (in Bcf)	7	0	(3)
Proved reserves, net, ending balance	25	25	34
Net proved developed reserves (in Bcf)	19	20	22	28